Statement of Changes in Shares Subject to Possible Redemption and Stockholders' Equity (Deficit) - USD ($)	Common stock subject to redemption	Common Stock	Additional Paid-in Capital Warrant share price at $15	Additional Paid-in Capital Warrant share price at $11.50	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit).	Warrant share price at $15	Warrant share price at $11.50	Total
Balance at the beginning at Dec. 22, 2020		$ 0			$ 0	$ 0			$ 0
Balance at the beginning (in shares) at Dec. 22, 2020		0
Increase (Decrease) in Stockholders' Equity
Net income (loss)						(1,470)			(1,470)
Balance at the end at Dec. 31, 2020						(1,470)			(1,470)
Increase (Decrease) in Stockholders' Equity
Net income (loss)						(1,802)			(1,802)
Balance at the end at Dec. 31, 2021		$ 0			0	(3,272)			$ (3,272)
Balance at the end (in shares) at Dec. 31, 2021		0
Balance at the end at Dec. 31, 2021	$ 0
Balance at the end (in shares) at Dec. 31, 2021	0								0
Increase (Decrease) in Stockholders' Equity
Issuance of 2,012,500 common shares to initial stockholders		$ 201			24,799				$ 25,000
Issuance of 2,012,500 common shares to initial stockholders (in shares)		2,012,500
Sale of 8,050,000 units at $10 per unit in IPO, including over-allotment, net of underwriters' discount and offering expenses	$ 79,259,163
Sale of 8,050,000 units at $10 per unit in IPO, including over-allotment, net of underwriters' discount and offering expenses (in shares)	8,050,000
Sale of 55,000 units at $10 per unit in private placement		$ 6			549,994				$ 550,000
Sale of 55,000 units at $10 per unit in private placement (in shares)		55,000							2,012,500
Sale of strike warrants in private placement			$ 100,000	$ 3,950,000			$ 100,000	$ 3,950,000
Issuance of 40,250 underwriter units, including over-allotment		$ 4			96				$ 100
Issuance of 40,250 underwriter units, including over-allotment (in shares)		40,250
Accretion of common shares subject to redemption	$ 3,365,095
Accretion of common shares subject to redemption					(3,365,095)				(3,365,095)
Net income (loss)						(186,755)			(186,755)
Balance at the end at Jun. 30, 2022		$ 211			1,259,794	(190,027)			1,069,978
Balance at the end (in shares) at Jun. 30, 2022		2,107,750
Balance at the end at Jun. 30, 2022	$ 82,624,258
Balance at the end (in shares) at Jun. 30, 2022	8,050,000
Balance at the beginning at Dec. 31, 2021		$ 0			0	(3,272)			$ (3,272)
Balance at the beginning (in shares) at Dec. 31, 2021		0
Balance at the beginning at Dec. 31, 2021	$ 0
Balance at the beginning (in shares) at Dec. 31, 2021	0								0
Increase (Decrease) in Stockholders' Equity
Accretion of common shares subject to redemption									$ 3,737,488
Net income (loss)									90,506
Balance at the end at Sep. 30, 2022		$ 211			887,401	87,234			$ 974,846
Balance at the end (in shares) at Sep. 30, 2022		2,107,750							10,157,750
Balance at the end at Sep. 30, 2022	$ 82,996,651								$ 82,996,651
Balance at the end (in shares) at Sep. 30, 2022	8,050,000								8,050,000
Balance at the beginning at Jun. 30, 2022		$ 211			1,259,794	(190,027)			$ 1,069,978
Balance at the beginning (in shares) at Jun. 30, 2022		2,107,750
Balance at the beginning at Jun. 30, 2022	$ 82,624,258
Balance at the beginning (in shares) at Jun. 30, 2022	8,050,000
Increase (Decrease) in Stockholders' Equity
Accretion of common shares subject to redemption	$ 372,393								372,393
Accretion of common shares subject to redemption					(372,393)				(372,393)
Net income (loss)						277,261			277,261
Balance at the end at Sep. 30, 2022		$ 211			$ 887,401	$ 87,234			$ 974,846
Balance at the end (in shares) at Sep. 30, 2022		2,107,750							10,157,750
Balance at the end at Sep. 30, 2022	$ 82,996,651								$ 82,996,651
Balance at the end (in shares) at Sep. 30, 2022	8,050,000								8,050,000